Lease (Details) - Schedule of non-cancellable operating lease rentals ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
Schedule of non-cancellable operating lease rentals [Abstract]
2022	¥ 153,455
2023	66,239
2024	44,798
2025	20,306
2026	6,533
Thereafter	1,403
Total lease payment	292,734
Less: imputed interest	(17,047)
Total	¥ 275,687